Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands		12 Months Ended
		Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2017 shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1]	£ 1.43	£ 1.99
Weighted average remaining contractual life in years	[1]	1 year
Number of options/ awards outstanding | shares	[1]	2,940	58,370	167,476
SVP | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	[1]		1 year
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1]	£ 1.43	£ 1.94
Weighted average remaining contractual life in years	[1]	1 year	1 year
Number of options/ awards outstanding | shares	[1]	294,209	183,962	115,929
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding | shares	[1]	37,481	38,092	129,307
Others | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1]	£ 0.4	£ 0.36
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 1.57	£ 1.82
Weighted average remaining contractual life in years	[1]	0 years	0 years
Others | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1]	£ 1.6	£ 2.11
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 1.7	£ 2.11
Weighted average remaining contractual life in years	[1]	3 years	3 years

[1]	Options/award granted over Barclays PLC shares.